Cash and cash equivalents - Additional information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalents And Adjusted Net Debt [Abstract]
Restricted cash and cash equivalents	£ 38	£ 34